Operating expenses (Tables)	12 Months Ended
Dec. 31, 2025
Operating expenses
Schedule of operating expenses

	December 31, 2025	December 31, 2024
	$	$
Salaries and management fees	3,359	2,687
Discovery expenses	682	698
Preclinical expenses	2,160	5,420
Chemistry, manufacturing controls	1,117	2,495
Clinical expenses	9,600	2,459
Stock-based compensation	1,508	600
Total research and development expenses	18,426	14,359

	December 31, 2025	December 31, 2024
	$	$
Salaries and management fees	3,337	2,723
Professional fees	2,374	1,688
Other operating expenses	590	572
Stock-based compensation	1,727	1,041
Depreciation	5	15
Total general and administrative expenses	8,033	6,039